Average Annual Total Returns	12 Months Ended	32 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S 000080117 [Member] | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	21.99%	[1]
S 000080117 [Member] | Dow Jones Moderately Aggressive Portfolio Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.73%	13.81%	[1]
S 000080117 [Member] | C 000241789 [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(2.32%)	1.65%	[1]
Performance Inception Date	Apr. 17, 2023
S 000080117 [Member] | C 000241789 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.82%)	1.27%	[1]
S 000080117 [Member] | C 000241789 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.37%)	1.15%	[1]
S 000080116 [Member] | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	21.99%	[2]
S 000080116 [Member] | Dow Jones Moderately Aggressive Portfolio Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.73%	13.81%	[2]
S 000080116 [Member] | C 000241788 [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.97%	7.86%	[2]
Performance Inception Date	Apr. 17, 2023
S 000080116 [Member] | C 000241788 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.09%	7.31%	[2]
S 000080116 [Member] | C 000241788 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.67%	5.96%	[2]

[1]	The Tactical Risk Fund commenced operations on April 17, 2023.
[2]	The Unified Catalyst Fund commenced operations on April 17, 2023.